Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Schedule of Reinsurance Recoverables
The following table presents the reinsurance recoverable from John Hancock, Sun Life, Talcott Resolution and other reinsurers as of December 31, 2019 and 2018.

Reinsurer	December 31, 2019	December 31, 2018
John Hancock	$2,106.0	$1,992.7
Sun Life	579.9	737.6
Talcott Resolution	509.1	523.5
Other reinsurers	65.1	69.4
Total	$3,260.1	$3,323.2
The following table provides details of the reinsurance recoverables balance as of the dates indicated:

	December 31,
	2019	2018
Ceded future policyholder benefits and expenses	$2,192.1	$2,103.2
Ceded unearned premium	18.3	24.4
Ceded claims and benefits payable	1,044.7	1,179.2
Ceded paid losses	5.0	16.4
Total	$3,260.1	$3,323.2

Schedule of Reinsurance Recoverables
The following table provides the reinsurance recoverable as of December 31, 2019 grouped by A.M. Best financial strength ratings:

A. M. Best Rating of Reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,635.4	$17.8	$1,028.1	$4.8	$2,686.1
A or A–	62.6	0.4	1.6	—	64.6
B++ or B+	493.7	0.1	15.0	0.3	509.1
Not rated	0.4	—	—	(0.1)	0.3
Total Reinsurance recoverable	$2,192.1	$18.3	$1,044.7	$5.0	$3,260.1

Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows for the period indicated:

	Years Ended December 31,
	2019			2018			2017
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$150.2	$213.6	$363.8	$182.2	$568.2	$750.4	$198.0	$756.9	$954.9
Premiums assumed	2.6	1.3	3.9	3.2	1.4	4.6	3.6	0.7	4.3
Premiums ceded	(148.4)	(214.2)	(362.6)	(180.6)	(569.6)	(750.2)	(196.1)	(757.6)	(953.7)
Net earned premiums	$4.4	$0.7	$5.1	$4.8	$—	$4.8	$5.5	$—	$5.5
Direct policyholder benefits	$505.0	$144.0	$649.0	$399.6	$363.7	$763.3	$413.6	$439.5	$853.1
Policyholder benefits assumed	12.7	(0.1)	12.6	14.4	—	14.4	13.4	—	13.4
Policyholder benefits ceded	(461.3)	(143.7)	(605.0)	(350.9)	(363.7)	(714.6)	(372.3)	(435.6)	(807.9)
Net policyholder benefits	$56.4	$0.2	$56.6	$63.1	$—	$63.1	$54.7	$3.9	$58.6